STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Equity [Abstract]
SUMMARY OF PREFERRED STOCK WARRANT ACTIVITY

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 28, 2026	939	$1.00	7.5
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at May 31, 2026	939	$1.00	7.25

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2025	939	$1.00	8.5
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at February 28, 2026	939	$1.00	7.5

SUMMARY OF WARRANT AND STOCK OPTION ACTIVITY

Summary of Warrant and Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 29, 2024	3,005,957	$0.30	1.00
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	(2,533,243)	(0.30)	—
Outstanding at February 28, 2025	472,714	$0.30	2.44
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	(2,714)	(0.04)	—
Outstanding at February 28, 2026	470,000	$0.04	1.44

SUMMARY OF COMMON STOCK OPTION ACTIVITY

Summary of Common Stock Option Activity -Employee Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2026	1,732,121	$2.00	2.10
Issued	—	—	—
Exercised	—	—	—
Forfeited, extinguished and cancelled	—	$—	—
Outstanding at May 31, 2026	1,732,121	$2.00	1.85

Summary of Common Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2024	1,886,670	$2.00	4.10
Issued	—	—	—
Exercised	—	—	—
Forfeited, extinguished and cancelled	(64,389)	$2.00	(3.50)
Outstanding at February 28, 2025	1,822,281	$2.00	3.10

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2025	1,822,281	$2.00	3.10
Issued	—	—	—
Exercised	—	—	—
Forfeited, extinguished and cancelled	(90,160)	$2.00	(2.60)
Outstanding at February 28, 2026	1,732,121	$2.00	2.10

SUMMARY OF COMMON STOCK ISSUED AND OUTSTANDING

The common shares issued , issuable and outstanding at May 31,2026 and February 28, 2026:

Common shares	May 31, 2026	February 28, 2026
Issued	387,232,589	267,872,804
Issuable	1,250,000	-

Issued, issuable and outstanding	388,482,589	267,872,804

SUMMARY OF COMMON STOCK WARRANT ACTIVITY

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 28, 2026	470,000	$0.04	1.44
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at May 31, 2026	470,000	$0.02	1.19